MORTGAGE NOTES RECEIVABLE (Narrative) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Facility Bed State Mortgage	Dec. 31, 2014 USD ($) State	Dec. 31, 2013 USD ($)	Jun. 30, 2014 USD ($) Facility	Jan. 17, 2014 USD ($) Facility Bed	Jun. 30, 2010 Facility
Mortgage Loans on Real Estate [Line Items]
Number of fixed rate mortgage | Mortgage	26
Number of long term care facilities	58
Number of states | State	42	38
Number of mortgage notes receivable independent operating companies	8
Mortgage notes receivable | $	$ 679,795	$ 648,079
Number of leased real estate properties	949
Placement of mortgage loans | $	$ 14,042	529,548	$ 3,378
Effective yield interest receivables | $	9,028	6,232
Effective yield interest receivables wrote off | $	$ 1,500	$ 2,000
Mortgage Loans
Mortgage Loans on Real Estate [Line Items]
Number of states | State	10	5
SNF's
Mortgage Loans on Real Estate [Line Items]
Number of leased real estate properties	782					143
Number of facilities under fixed rate mortgage loan	56
ALFs
Mortgage Loans on Real Estate [Line Items]
Number of leased real estate properties	85
Number of facilities under fixed rate mortgage loan	2
Mortgage note due 2023 | Maryland
Mortgage Loans on Real Estate [Line Items]
Mortgage loans on real estate, interest rate	11.00%
Mortgage loans on real estate for five year interest rate	13.75%
Number of leased real estate properties	7
Mortgage note due 2023 | Mortgage Loans | Maryland
Mortgage Loans on Real Estate [Line Items]
Mortgage notes receivable | $	$ 69,900
Mortgage Notes Due 2024 | Mortgage Loans
Mortgage Loans on Real Estate [Line Items]
Mortgage notes receivable | $					$ 112,500
Number of beds | Bed					798
Mortgage Notes Due 2024 | SNF's | Mortgage Loans | Pennsylvania
Mortgage Loans on Real Estate [Line Items]
Number of leased real estate properties					7
Mortgage Notes Due 2024 | ALFs | Mortgage Loans | Ohio
Mortgage Loans on Real Estate [Line Items]
Number of leased real estate properties					2
Mortgage Notes Due 2029 | Mortgage Loans | Michigan
Mortgage Loans on Real Estate [Line Items]
Annual incremental interest rate	0.225%
Description of cash interest rate	The new loan borean initial annual cash interest rate of 9.0% and increases by 0.225% per year (e.g., beginning in year 2 the interest rate will be 9.225%, in year 3 the rate will be 9.45%, etc.
Mortgage loans on real estate, interest rate	9.00%
Mortgage loan, initial annual cash interest rate increase in 2 year	9.225%
Mortgage loan, initial annual cash interest rate increase in 3 year	9.45%
Number of beds | Bed	3,430
Number of leased real estate properties	31
Placement of mortgage loans | $	$ 415,000
Effective yield interest receivables | $	2,000
Effective yield interest receivables wrote off | $	$ 2,000
Mortgage Notes Due 2029 | Retired Mortgage Loans Mortgage Facility | Mortgage Loans | Michigan
Mortgage Loans on Real Estate [Line Items]
Mortgage notes receivable | $				$ 117,000
Number of additional facilities for mortgage financing				14
Number of leased real estate properties				17